UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300

         San Franciso, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     Andrew J. McDonald     San Francisco, CA     August 08, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     231555


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
AMERICAN GENERAL               COM              026351106     6893   113000 SH        SOLE                  113000
CARDINAL HEALTH INC.           COM              14149Y108    27043   365450 SH        SOLE                  365450
CHEVRON CORP                   COM              166751107      203     2400 SH        SOLE                    2400
CLOROX CO. DEL.                COM              189054109    22597   504250 SH        SOLE                  504250
CROMPTON CORP                  COM              227116100    10139   827682 SH        SOLE                  827682
EXXON MOBIL                    COM              30231G102      443     5648 SH        SOLE                    5648
FEDERAL HOME LOAN MORT         COM              313400301    19327   477210 SH        SOLE                  477210
FEDERAL NATIONAL MORT          COM              313586109      292     5600 SH        SOLE                    5600
GARTNER GROUP                  CLB              366651206     5147   521200 SH        SOLE                  521200
HEARTPORT INC                  COM              421969106       72    25100 SH        SOLE                   25100
IMAGE GUIDED TECHN.            COM              451922108      297   158500 SH        SOLE                  158500
JUSTIN TECHNOLOGIES            COM              482171105      621    28400 SH        SOLE                   28400
LIZ CLAIBORNE INC.             COM              539320101    14747   418350 SH        SOLE                  418350
MCDONALDS CORP.                COM              580135101     2393    72650 SH        SOLE                   72650
MEDIA ONE GROUP                COM              58440J104      694    10572 SH        SOLE                   10572
NEWELL FINANCIAL               PFDCV            651195307      604    15740 SH        SOLE                   15740
NORTH AMER VACCINE 6.5% DUE 03 SUBDEB           657201AC3     1489  1500000 PRN       SOLE                 1500000
OPTISYSTEMS                    COM              M75252102      145    15000 SH        SOLE                   15000
PEP BOYS 0% DUE 11             SUBDEB           713278AJ8     2242  3995000 PRN       SOLE                 3995000
PROGRESSIVE CORP.              COM              743315103    14933   201800 SH        SOLE                  201800
RELIASTER FINANCIAL            COM              75952U103      734    14000 SH        SOLE                   14000
SAFEWAY                        COM              786514208     4705   104550 SH        SOLE                  104550
SBC COMMUNICATIONS             COM              78387G103      231     5351 SH        SOLE                    5351
SEALED AIR CORP.               COM              81211K100    22760   434550 SH        SOLE                  434550
SEALED AIR PREFERRED A         PFDCV            81211K209    11711   231320 SH        SOLE                  231320
SOFTKEY INTL 5.5% DUE 00       SUBDEB           83402NAA7      351   352000 PRN       SOLE                  352000
STRYKER CORP.                  COM              863667101    11690   267200 SH        SOLE                  267200
THERMOLASE CORP.               COM              883624108     1075   382300 SH        SOLE                  382300
TOTAL RENAL CARE               COM              89151A107      900   150000 SH        SOLE                  150000
VERIO                          COM              923433106      555    10000 SH        SOLE                   10000
VIACOM INC CLASS B             CLB              925524308    20886   306309 SH        SOLE                  306309
WELLS FARGO & CO.              COM              949746101    25636   661582 SH        SOLE                  661582